CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Accounts receivable, allowances	$ 191	$ 156
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	130,000,000	130,000,000
Common stock, shares issued	11,020,000	10,884,000
Common stock, shares outstanding	10,717,000	10,640,000
Treasury stock, shares	303,000	244,000